Performance Management	Jan. 28, 2026
RiverNorth/Oaktree High Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the Fund’s Class I Shares’ investment results have varied from year to year. The table below shows how the Class I and Class R Shares’ average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund (before and after taxes) is no guarantee of how it will perform in the future. Performance for the Fund is updated monthly and may be obtained online at RiverNorth.com or by calling 1-888-848-7569.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is no guarantee of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the Fund’s Class I Shares’ investment results have varied from year to year.
Bar Chart [Heading]	Calendar Year Total Returns through December 31, 2025 – Class I Shares
Bar Chart Closing [Text Block]

The Fund’s 2025 year-to-date total return through December 31, 2025 was 6.93%.

Highest/Lowest quarterly results for Class I Shares during this time period were:

Best Quarter:	Second Quarter 2020	8.98%
Worst Quarter:	First Quarter 2020	-13.40%

Performance Table Heading	Average Annual Total Returns (as of December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Explanation after Tax Higher	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Performance Table One Class of after Tax Shown [Text]	Returns after taxes on distributions and after taxes on distributions and sale of Fund shares are shown for Class I shares only and will differ for Class R shares.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (“IRAs”). If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

The Bloomberg U.S. Aggregate Bond Index (“Bloomberg Index”) measures the performance of investment-grade fixed-rate debt obligations of U.S. and foreign corporations that are taxable, dollar-denominated, non-convertible, publicly traded, and with maturities of at least 1 year. The Bloomberg Index assumes reinvestment of all distributions.

The ICE Bank of America Merrill Lynch Non-Financial Developed High Yield Constrained Index (the “BofA Non-Financial Developed HY Constrained Index”) contains all securities in the ICE Bank of America/Merrill Lynch Global High Yield Index from developed markets countries but cap issuer exposure at 2%. Developed markets is defined as an FX-G10 member, a Western European nation, or a territory of the U.S. or a Western European nation. The BofA Non-Financial Developed HY Constrained Index tracks the performance of USD, CAD, GBP and EUR denominated below investment grade corporate debt publicly issued in the major domestic or Eurobond markets. Qualifying securities must have a below investment grade rating (based on an average of Moody’s, S&P and Fitch).

S&P UBS Leveraged Loan Index is a market-weighted index that tracks the investable universe of the U.S. dollar-denominated leveraged loan market.

Performance Availability Website Address [Text]	RiverNorth.com
Performance Availability Phone [Text]	1-888-848-7569
RiverNorth/Oaktree High Income Fund | Class I Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	6.93%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	8.98%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(13.40%)
Lowest Quarterly Return, Date	Mar. 31, 2020
RiverNorth/DoubleLine Strategic Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the Fund’s Class I Shares’ investment results have varied from year to year. The table below shows how the Class I and Class R Shares’ average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund (before and after taxes) is no guarantee of how it will perform in the future. Performance for the Fund is updated monthly and may be obtained online at RiverNorth.com or by calling 1.888.848-7569.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is no guarantee of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the Fund’s Class I Shares’ investment results have varied from year to year.
Bar Chart [Heading]	Calendar Year Total Returns through December 31, 2025 – Class I Shares
Bar Chart Closing [Text Block]

The Fund’s 2025 year-to-date total return through December 31, 2025 was 7.58%.

Highest/Lowest quarterly results for Class I Shares during this time period were:

Best Quarter:	Fourth Quarter 2023	7.26%
Worst Quarter:	First Quarter 2020	(7.61)%

Performance Table Heading	Average Annual Total Returns (as of December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Explanation after Tax Higher	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (“IRAs”). If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

The Bloomberg U.S. Aggregate Bond Index (“Bloomberg Index”) measures the performance of investment-grade fixed-rate debt obligations of U.S. and foreign corporations that are taxable, dollar-denominated, non-convertible, publicly traded, and with maturities of at least 1 year. The Bloomberg Index assumes reinvestment of all distributions.

Performance Availability Website Address [Text]	RiverNorth.com
Performance Availability Phone [Text]	1.888.848-7569
RiverNorth/DoubleLine Strategic Income Fund | Class I Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	7.58%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	7.26%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(7.61%)
Lowest Quarterly Return, Date	Mar. 31, 2020